DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)	1 Months Ended
	Feb. 26, 2018	Feb. 13, 2018	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Common stock issued			41,249,783	41,249,783	41,249,783	40,504,005
Common stock Outstanding			41,249,783	41,249,783	41,249,783	40,504,005
Stock price				$ 0.375
Merger Agreement
Common Stock issued		27,500,000
Retirement of common stock		10,000,000
Go2Green Landscaping
Number of common stock sold		9,336,625
Value of common stock sold		$ 3,503,738
Maximum [Member]
Stock price				0.45
Maximum [Member] | Go2Green Landscaping
Stock price		$ 0.45
Minimum [Member]
Stock price				$ 0.37
Minimum [Member] | Go2Green Landscaping
Stock price		$ 0.375
Stockholders
Common stock issued				14,400,000
Common stock Outstanding				14,400,000
Ownership Percentage				7.00%
Gamwell | Purchased Contracts
Gain on contingent consideration	$ 30,757
Value of warrants	21,158
Cash Consideration paid	800,000
Estimated cost of note	$ 191,177
Warrants percentage received	25.00%
Consideration for contracts purchased	$ 1,012,335
Decrease in loan	$ 30,757